Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Numerators and Denominators of Basic and Diluted (Loss) Earnings Per Computations

The following is a reconciliation of the numerators and denominators of the basic and diluted (loss) earnings per share computations for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	FOR THE YEAR ENDED DECEMBER 31,
	2012		2011		2010
	NUMERATOR /	DENOMINATOR /	NUMERATOR /	DENOMINATOR /	NUMERATOR /	DENOMINATOR /
	NET (LOSS)	SHARES	NET INCOME	SHARES	NET INCOME	SHARES
Net (loss) income from continuing operations	$(266,596)		$132,416		$108,263
Dividend on convertible preferred shares	(2,268)		—		—
Deemed dividend related to beneficial conversion feature of convertible preferred shares	(373,364)		—		—

Net (loss) income attributable to common stockholders and shares used in basic calculations	$(642,228)	119,376	$132,416	91,490	$108,263	90,167
Effect of dilutive stock based awards		—		3,523		4,280

(Loss) Income and shares used in diluted calculations	$(642,228)	119,376	$132,416	95,013	$108,263	94,447

Basic (loss) earnings per share		$(5.38)		$1.45		$1.20

Diluted (loss) earnings per share		$(5.38)		$1.39		$1.15